MERRILL LYNCH
                                                              INTERNATIONAL
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 1999

                     Merrill Lynch International Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch International Index Fund, June 30, 1999

DEAR SHAREHOLDER

For the three months ended June 30, 1999, Merrill Lynch International Index Fund's Class A and Class D Shares each had a total return of +3.17%. The Fund's benchmark, the unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Gross Domestic Product (GDP) Weighted Index, had a total return of +3.52% for the same three-month period. (Complete performance information can be found below on page 3 of this report to shareholders.) The Fund's net assets stood at $126.8 million on June 30, 1999, down slightly from its level of $130.5 million at March 31, 1999.

Market Review

Strong returns in the Pacific Rim component of the MSCI EAFE Index during the second quarter of 1999 overcame relative weakness in European currency markets. For the third consecutive quarter, the strong showing by the MSCI Far Eastern countries led to a greater return contribution from the Pacific region than from Europe. (References to markets of all regions/countries in this letter to shareholders correspond to those regions'/countries' stock market component in the MSCI EAFE Index and are in US dollars unless otherwise noted.) The MSCI Pacific Index had a total return of +9.55% in the June quarter, following its +11.19% advance during the March quarter. At the same time, the MSCI Europe Index posted a decline of 0.31% in US dollar terms, as continued strength in the US dollar overshadowed a moderate 3.59% advance of the MSCI Europe Index in local terms. A continuation of the declines in the euro, the unit of currency for six of the MSCI EAFE Index's constituents, was again a factor during the second quarter, as it posted a further deterioration against the US dollar of nearly 4%. The euro has declined for six consecutive months since its introduction at the end of 1998.

During the June quarter, the MSCI EAFE Index was led by double-digit returns posted by Singapore (+45.49%), Hong Kong (+23.27%), and Sweden (+13.36%). The worst-performing countries during the second quarter of 1999 were the MSCI components of Ireland and Italy, which posted double-digit declines of 11.13% and 10.32%, respectively. The other large European components of the Index fared somewhat better, as Germany and France gained 5.57% and 3.25%, respectively, while the United Kingdom declined by 1.62%. The largest country in the Index, Japan (with a weight of 33 1/3% in the MSCI EAFE GDP Weighted Index) posted an advance of 7.61% during the second quarter.

MSCI revises its set of GDP weights for the constituent countries at the end of June. On a regional basis, this rebalancing amounted to little more than a 0.50% increase in the European weight to 64.1% and a 0.50% decline in the Pacific Rim weight to 35.9%, as compared to the weights established from the prior year-end.

Portfolio Matters

Merrill Lynch International Index Fund invests all of its assets in Merrill Lynch International Index Series, which has the same investment objective as the Fund. There are two principal investments made by the Series in its attempt to replicate the returns of the Index. First, the Series holds a basket of stocks in the Index designed to replicate the returns of the Index as a whole, with share quantities designed to closely approximate each country's actual weight in the Index. In addition, the Series frequently maintains positions in several foreign futures contracts, which are available in most of the major foreign markets in the EAFE Index. These futures contracts provide an efficient mechanism for maintaining exposure to the Index but can be sold quickly and with less cost than stocks if necessary to raise cash to meet redemp tions. As of June 30, 1999, the Series' equity portfolio was valued at $146.7 million, and the Series' financial futures contracts were valued at $5.2 million. It is our goal for the Series to be as close as possible to 100% invested at all times.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 16, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing (SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to share holders.

Recent Performance Results

                                                12 Month        3 Month      Since Inception
                                              Total Return    Total Return     Total Return
============================================================================================
ML International Index Fund Class A Shares*      +8.83%         +3.17%            +43.85%
--------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*      +8.52          +3.17             +43.14
--------------------------------------------------------------------------------------------
MSCI EAFE Index--GDP Weighted**                  +9.84          +3.52             +40.98
============================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/99                                                      + 8.83%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/99                                     +17.76
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/99                                                      + 8.52%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/99                                     +17.49
--------------------------------------------------------------------------------


                                   Page 2 & 3

                           Merrill Lynch International Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           As of June 30, 1999
====================================================================================================================================
Assets:              Investment in Merrill Lynch International Index Series, at value
                     (identified cost--$101,657,022) (Note 1a) ........................................               $126,936,423
                     Deferred organization expenses (Note 1d)..........................................                       13,451
                     Prepaid registration fees and other assets (Note 1d)..............................                       39,786
                                                                                                                        ------------
                     Total assets......................................................................                  126,989,660
                                                                                                                        ------------
====================================================================================================================================
Liabilities:         Payable to administrator (Note 2).................................................                       50,697
                     Payable to distributor (Note 2)...................................................                        3,431
                     Accrued expenses and other liabilities............................................                       85,558
                                                                                                                        ------------
                     Total liabilities ................................................................                      139,686
                                                                                                                        ------------
====================================================================================================================================
Net Assets:          Net assets........................................................................                 $126,849,974
                                                                                                                        ============
====================================================================================================================================
Net Assets           Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized...                 $        873
Consist of:          Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized...                          125
                     Paid-in capital in excess of par..................................................                   99,756,919
                     Undistributed investment income--net..............................................                      542,625
                     Undistributed realized capital gains on investments and foreign currency
                     transactions  from the Series--net ...............................................                    1,270,031
                     Unrealized appreciation on investments and foreign currency transactions from
                     the  Series--net .................................................................                   25,279,401
                                                                                                                        ============
                     Net assets........................................................................                 $126,849,974
                                                                                                                        ============
====================================================================================================================================
Net Asset            Class A--Based on net assets of $110,999,473 and 8,731,569 shares outstanding.....                 $      12.71
Value:                                                                                                                  ============
                     Class D--Based on net assets of $15,850,501 and 1,247,571 shares outstanding......                 $      12.71
                                                                                                                        ============
====================================================================================================================================

                 See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           For the Six Months Ended June 30, 1999
====================================================================================================================================
Investment Income    Investment income allocated from the Series (net of $190,796 foreign
(Notes 1b & 1c):     withholding tax)..................................................................                $  1,396,907
                     Expenses allocated from the Series................................................                    (155,316)
                                                                                                                       ------------
                     Net investment income from the Series.............................................                   1,241,591
                                                                                                                       ------------
====================================================================================================================================
Expenses:            Administration fee (Note 2)....................................................... $    153,925
                     Printing and shareholder reports..................................................       39,992
                     Transfer agent fees (Note 2)......................................................       28,355
                     Account maintenance fee--Class D (Note 2).........................................       18,822
                     Registration fees (Note 1d).......................................................       17,383
                     Professional fees.................................................................       14,112
                     Amortization of organization expenses (Note 1d)...................................        2,817
                     Accounting services (Note 2)......................................................          491
                                                                                                        ------------
                     Total expenses before reimbursement...............................................      275,897
                     Reimbursement of expenses (Note 2)................................................       (5,130)
                                                                                                        ------------

                     Total expenses after reimbursement................................................                     270,767
                                                                                                                       ------------
                     Investment income--net............................................................                     970,824
                                                                                                                       ------------
====================================================================================================================================
Realized &           Realized gain from the Series on:
Unrealized             Investments--net................................................................      674,698
Gain from the          Foreign currency transactions--net..............................................       30,402        705,100
Series--Net:                                                                                            ------------
                     Change in unrealized appreciation on investments and foreign currency
                     transactions from the Series--net ................................................                   5,351,903
                                                                                                                       ------------
                     Net realized and unrealized gain on investments and foreign currency
                     transactions from the Series .....................................................                   6,057,003
                                                                                                                       ------------
                     Net Increase in Net Assets Resulting from Operations..............................                $  7,027,827
                                                                                                                       ============
====================================================================================================================================

                 See Notes to Financial Statements.


                                   Page 4 & 5

                           Merrill Lynch International Index Fund, June 30, 1999

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                        For the Six           For the
INTERNATIONAL                                                                                       Months Ended         Year Ended
INDEX FUND           Increase (Decrease) in Net Assets:                                             June 30, 1999      Dec. 31, 1998
====================================================================================================================================
Operations:          Investment income--net........................................................  $    970,824      $  1,422,489
                     Realized gain on investments and foreign currencytransactions
                     from the Series--net..........................................................       705,100        11,017,899
                     Change in unrealized appreciation on investments and foreign
                     currency transactions from the Series--net ...................................     5,351,903        19,554,453
                                                                                                     ------------      ------------
                     Net increase in net assets resulting from operations..........................     7,027,827        31,994,841
                                                                                                     ------------      ------------
====================================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A.....................................................................            --        (1,103,767)
Shareholders           Class D.....................................................................            --          (108,053)
(Note 1e):           In excess of investment income--net:
                       Class A.....................................................................            --          (351,648)
                       Class D.....................................................................            --           (34,425)
                     Realized gain on investments from the Series--net:
                       Class A.....................................................................            --        (9,430,008)
                       Class D.....................................................................            --        (1,190,493)
                                                                                                     ------------      ------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders.................................................            --       (12,218,394)
                                                                                                     ------------      ------------
====================================================================================================================================
Capital Share        Net decrease in net assets derived from capital share transactions...........    (13,671,972)      (22,007,983)
Transactions                                                                                         ------------      ------------
(Note 4):
====================================================================================================================================
Net Assets:          Total decrease in net assets..................................................    (6,644,145)       (2,231,536)
                     Beginning of period...........................................................   133,494,119       135,725,655
                                                                                                     ------------      ------------
                     End of period*................................................................  $126,849,974      $133,494,119
                                                                                                     ============      ============
====================================================================================================================================
                   * Undistributed (accumulated distributions in excess of) investment
                     income--net. .................................................................  $    542,625      $   (428,199)
                                                                                                     ============      ============
====================================================================================================================================

                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                     The following per share data and ratios have been                              Class A
                     derived from information provided in the financial        -----------------------------------------------------
MERRILL LYNCH        statements.                                                 For the Six        For the         For the Period
INTERNATIONAL                                                                    Months Ended       Year Ended     April 9, 1997+ to
INDEX FUND           Increase (Decrease) in Net Asset Value:                  June 30, 1999++++  Dec. 31, 1998++++   Dec. 31, 1997
====================================================================================================================================
Per Share            Net asset value, beginning of period...................       $      12.04      $      10.56   $      10.00
Operating                                                                          ------------      ------------   ------------
Performance:         Investment income--net.................................                .09               .15            .10
                     Realized and unrealized gain on investments and
                     foreign currency transactions from the Series--net.....                .58              2.52            .75
                                                                                   ------------      ------------   ------------
                     Total from investment operations.......................                .67              2.67            .85
                                                                                   ------------      ------------   ------------
                     Less dividends and distributions:
                       Investment income--net...............................                 --              (.12)          (.12)
                       In excess of investment income--net..................                 --              (.04)          (.02)
                       Realized gain on investments from the Series--net....                 --             (1.03)          (.15)
                                                                                   ------------      ------------   ------------
                     Total dividends and distributions......................                 --             (1.19)          (.29)
                                                                                   ------------      ------------   ------------

                     Net asset value, end of period.........................       $      12.71      $      12.04   $      10.56
                                                                                   ============      ============   ============
====================================================================================================================================
Total Investment     Based on net asset value per share.....................               5.56%+++         25.65%          8.45%+++
Return:                                                                            ============      ============   ============
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++.......................                .63%*             .64%           .86%*
Net Assets:                                                                        ============      ============   ============
                     Expenses++.............................................                .65%*             .76%          1.10%*
                                                                                   ============      ============   ============
                     Investment income--net.................................               1.54%*            1.26%          1.64%*
                                                                                   ============      ============   ============
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands)...............       $    110,999      $    118,692   $    115,190
Data:                                                                              ============      ============   ============

====================================================================================================================================

                     The following per share data and ratios have been                              Class D
                     derived from information provided in the financial          ---------------------------------------------------
MERRILL LYNCH        statements.                                                 For the Six        For the         For the Period
INTERNATIONAL                                                                    Months Ended       Year Ended     April 9, 1997+ to
INDEX FUND           Increase (Decrease) in Net Asset Value:                   June 30, 1999++++  Dec. 31, 1998++++   Dec. 31, 1997
===================================================================================================================================
Per Share            Net asset value, beginning of period...................       $      12.05      $      10.56   $      10.00
Operating                                                                          ------------      ------------   ------------
Performance:         Investment income--net.................................                .08               .13            .15
                     Realized and unrealized gain on investments and
                     foreign currency transactions from the Series--net.....                .58              2.51            .67
                                                                                   ------------      ------------   ------------
                     Total from investment operations.......................                .66              2.64            .82
                                                                                   ------------      ------------   ------------
                     Less dividends and distributions:
                       Investment income--net...............................                 --              (.09)          (.10)
                       In excess of investment income--net..................                 --              (.03)          (.01)
                       Realized gain on investments from the Series--net....                 --             (1.03)          (.15)
                                                                                   ------------      ------------   ------------
                     Total dividends and distributions......................                 --             (1.15)          (.26)
                                                                                   ------------      ------------   ------------
                     Net asset value, end of period.........................       $      12.71      $      12.05   $      10.56
                                                                                   ============      ============   ============
====================================================================================================================================
Total Investment     Based on net asset value per share.....................               5.48%+++         25.40%          8.22%+++
Return:                                                                            ============      ============   ============
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++.......................                .89%*             .89%          1.11%*
Net Assets:                                                                        ============      ============   ============
                     Expenses++.............................................                .90%*            1.02%          1.35%*
                                                                                   ============      ============   ============
                     Investment income--net.................................               1.31%*            1.14%          1.67%*
                                                                                   ============      ============   ============
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands)...............       $     15,851      $     14,802   $     20,536
Data:                                                                              ============      ============   ============
====================================================================================================================================

            *     Annualized.
            +     Commencement of operations.
            ++    Includes the Fund's share of the Series' allocated expenses.
            +++   Aggregate total investment return.
            ++++  Based on average shares outstanding.

                  See Notes to Financial Statements.


                                   Page 6 & 7

                           Merrill Lynch International Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Merrill Lynch International Index Series (the "Series") of Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments that are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

For the six months ended June 30, 1999, MLAM earned fees of $153,925, of which $5,130 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 1999 were $11,892,834 and $25,824,447, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $13,671,972 and $22,007,983 for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:
--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 1999                             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................             2,040,290           $ 25,106,583
Shares redeemed ..................            (3,166,865)           (38,970,677)
                                              ----------           ------------
Net decrease .....................            (1,126,575)          $(13,864,094)
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1998                         Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................             5,652,758           $ 64,794,136
Shares issued to shareholders in
reinvestment of dividends
and distributions ................               910,386             10,606,003
                                              ----------           ------------
Total issued .....................             6,563,144             75,400,139
Shares redeemed ..................            (7,618,229)           (89,230,079)
                                              ----------           ------------
Net decrease .....................            (1,055,085)          $(13,829,940)
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 1999                             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................               997,657           $ 12,114,990
Shares redeemed ..................              (978,837)           (11,922,868)
                                              ----------           ------------
Net increase .....................                18,820           $    192,122
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1998                         Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................               444,487           $  5,440,002
Shares issued to shareholders in
reinvestment of dividends
and distributions ................                98,508              1,148,598
                                              ----------           ------------
Total issued .....................               542,995              6,588,600
Shares redeemed ..................            (1,258,899)           (14,766,643)
                                              ----------           ------------
Net decrease .....................              (715,904)          $ (8,178,043)
                                              ==========           ============
--------------------------------------------------------------------------------


                                   Page 8 & 9

                           Merrill Lynch International Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS

                     Merrill Lynch International Index Series
                     ------------------------------------------------------------------
                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Australia            AMP Limited                                 11,700    $    127,904
                     Australian Gas Light Company Limited        13,800          83,943
                     Boral Limited                               52,100          88,282
                     Broken Hill Proprietary Company Limited     42,100         487,655
                     CSR Limited                                 41,600         118,951
                     Coca-Cola Amatil Limited                    19,800          79,800
                     Coca-Cola Beverages PLC (a)                 18,100          38,337
                     Coles Myer Limited                          26,000         151,271
                     Foster's Brewing Group Limited              66,700         187,985
                     National Australia Bank Limited             29,000         479,878
                     The News Corporation Limited                39,500         337,010
                     The News Corporation Limited (Preferred)    25,400         193,509
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Normandy Mining Limited                     60,300    $     40,152
                     North Limited                               42,900          86,890
                     Orica Limited                               19,000         103,765
                     Pacific Dunlop Limited                      64,900          93,647
                     Pioneer International Limited               40,800         103,971
                     Rio Tinto Limited                           12,100         198,399
                     Santos Limited                              27,700          90,756
                     Schroders Property Fund                    107,300         166,901
                     Smith (Howard) Limited                      12,800          97,855
                     TABCORP Holdings Limited                    20,500         138,132
                     WMC Limited                                 35,400         152,069
                     Westpac Banking Corporation Limited         41,200         267,249
                     ------------------------------------------------------------------
                     Total Investments in Australia
                      (Cost--$3,787,795)--2.6%                                3,914,311

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Austria              Bank Austria AG                              8,000         420,485
                     Flughafen Wien AG                            3,200         134,192
                     Generali Holding Vienna AG                     700         128,413
                     Mayr-Melnhof Karton AG                       1,950          88,425
                     OMV AG                                       2,350         209,471
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Oesterreichische Elektrizitaetswirtschafts-
                       AG "Verbund" 'A'                           2,750         400,182
                     VA Technologie AG                            1,500         135,807
                     Wienerberger Baustoffindustrie AG (a)        8,800         227,730
                     ------------------------------------------------------------------
                     Total Investments in Austria
                       (Cost--$1,822,772)--1.1%                               1,744,705

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Belgium              Barco NV                                       640         102,961
                     Bekaert NV                                     159          68,004
                     Cimenteries CBR Cementbedrijven              1,940         178,343
                     Delhaize "Le Lion" SA                        2,720         231,407
                     Electrabel SA                                1,370         441,932
                     Fortis                                      10,530         330,450
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Glaverbel SA                                   650          61,094
                     Groupe Bruxelles Lambert SA                    910         153,713
                     PetroFina SA (a)                             4,140              43
                     Solvay SA                                    2,580         171,103
                     Union Miniere SA                             1,160          47,820
                     ------------------------------------------------------------------
                     Total Investments in Belgium
                       (Cost--$1,569,664)--1.2%                               1,786,870

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Denmark              A/S Dampskibsselskabet Svendborg 'B'            21         259,608
                     D/S 1912 'B'                                    30         265,560
                     Danisco A/S                                  2,130          96,047
                     Den Danske Bank Group                        1,502         162,758
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Novo Nordisk A/S 'B'                         2,190         236,095
                     Tele Danmark A/S                             6,400         314,344
                     Unidanmark A/S 'A' 1,845                                   122,874
                     ------------------------------------------------------------------
                     Total Investments in Denmark
                       (Cost--$1,166,519)--1.0%                               1,457,286

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Finland              Kesko Oyj 'B'                                4,300          57,832
                     Merita PLC                                  17,500          99,376
                     Nokia Oyj                                   21,000       1,839,621
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Outokumpu Oyj                                5,900          66,278
                     Sampo Insurance Company Ltd. 'A'             1,800          52,128
                     UPM-Kymmene Oyj                              5,100         146,118
                     ------------------------------------------------------------------
                     Total Investments in Finland
                       (Cost--$718,480)--1.5%                                 2,261,353

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
France               Accor SA                                       800         200,761
                     Air Liquide                                  2,166         340,423
                     Alcatel                                      3,950         555,674
                     Axa                                          7,699         938,662
                     Banque Nationale de Paris (BNP)              5,200         433,017
                     Bouygues SA                                    750         198,107
                     Bouygues SA (Rights) (c)                       750           1,994
                     Canal Plus (a)                                 750         210,320
                     Carrefour SA                                 5,502         808,026
                     Compagnie de Saint Gobain                    2,122         337,881
                     Compagnie Financiere de Paribas (CFP)        4,000         448,105
                     Compagnie Generale des Etablissements
                       Michelin 'B'                               3,500         143,094
                     Elf Aquitaine SA                             6,146         901,338
                     Eridania Beghin-Say SA                         609          87,241
                     France Telecom SA                           19,150       1,445,661
                     Groupe Danone SA                             1,712         441,097
                     Imetal SA                                      600          89,044
                     L'Oreal SA                                   1,494       1,009,284
                     LVMH (Louis Vuitton Moet Hennessy)           1,943         568,497
                     LVMH (Louis Vuitton Moet Hennessy)
                       (Rights) (d)                               1,943          56,770
                     Lafarge SA (Ordinary)                        2,500         237,553
                     Lagardere SCA                                3,200         119,055
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Legrand SA                                     650         132,236
                     PSA Peugeot Citroen                          1,300         204,986
                     Pathe                                        1,107         132,798
                     Pernod Ricard                                1,700         113,881
                     Pinault-Printemps-Redoute SA                 2,700         463,028
                     Promodes                                       490         321,429
                     Rallye, 3% due 1/01/2003 (Convertible) Frf     537          31,546
                     Rallye, 4.50% due 1/01/2005
                       (Convertible) Frf                            537          56,450
                     Rhone-Poulenc SA                             8,684         396,563
                     SEITA                                        1,750         100,999
                     Sagem SA                                       120          80,139
                     Sanofi-Synthelabo SA (a)                    11,000         466,501
                     Schneider SA                                 3,731         209,369
                     Sidel SA                                     1,050         127,583
                     Societe BIC SA                               1,550          81,709
                     Societe Generale 'A'                         2,450         431,517
                     Sodexho Alliance                               800         137,688
                     Suez Lyonnaise des Eaux                      2,850         513,718
                     Thomson CSF                                  3,000         104,194
                     Total Fina SA 'B'                            9,759       1,258,209
                     Usinor SA                                    6,600          98,288
                     Valeo SA                                     1,800         148,406
                     Vivendi                                     11,490         930,157
                     ------------------------------------------------------------------
                     Total Investments in France
                       (Cost--$11,124,474)--10.5%                            16,112,998

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Germany              AMB Aachener & Muenchener
                     Beteiligungs AG                              1,250         126,893
                     Adidas-Salomon AG                            1,370         135,897
                     Allianz AG (Registered Shares)               6,450       1,788,143
                     Axa Colonia Konzern AG                       1,050         100,638
                     BASF AG                                     16,705         737,713
                     Bayer AG                                    20,131         838,179
                     Beiersdorf AG                                2,516         167,248
                     Buderus AG                                      20           8,018
                     Continental AG                               4,500         106,667
                     DaimlerChrysler AG                          19,312       1,671,848
                     Degussa-Huels AG (a)                         1,815          74,822
                     Deutsche Bank AG                            14,650         893,064
                     Deutsche Lufthansa AG (Registered Shares)   11,447         207,396
                     Deutsche Telekom AG                         59,444       2,493,407
                     Dresdner Bank AG                            13,850         540,977
                     Friedrich Grohe AG (Preferred)                 167          47,158
                     Heidelberger Zement AG                       1,531         126,228
                     Hochtief AG                                  2,312         106,271
                     HypoVereinsbank                             11,034         716,413
                     Karstadt AG                                    290         139,275
                     Linde AG                                       322         192,807
                     MAN AG                                       4,100         139,863
                     ------------------------------------------------------------------

                                                              Shares Held/     Value
                     Investments                              Face Amount    (Note 1a)
                     ==================================================================
                     Mannesmann AG                               10,219       1,523,937
                     Merck KGaA                                   4,570         148,548
                     Metro AG                                     6,700         415,682
                     Muenchener Rueckversicherungs-
                       Gesellschaft AG                            2,250         410,436
                     Preussag AG                                  5,000         268,471
                     Muenchener Rueckversicherungs-
                       Gesellschaft AG (Registered Shares)        2,250         416,234
                     RWE AG                                       9,250         427,939
                     RWE AG (Preferred)                           2,685          93,253
                     SAP AG (Systeme, Anwendungen,
                       Produkte in der Datenverarbeitung)         1,653         558,775
                     SAP AG (Systeme, Anwendungen,
                       Produkte in der Datenverarbeitung)
                       (Preferred)                                1,000         399,358
                     SGL Carbon AG                                  800          61,836
                     Schering AG                                  2,028         214,858
                     Siemens AG                                  15,437       1,190,021
                     Thyssen Krupp AG (a)                        12,000         263,792
                     Veba AG                                     12,794         751,573
                     Viag AG                                        691         326,162
                     Volkswagen AG                                8,200         524,802
                     Volkswagen AG (Preferred)                    2,200          81,283
                     ------------------------------------------------------------------
                     Total Investments in Germany
                       (Cost--$15,521,675)--12.7%                            19,435,885


                                  Page 10 & 11

                           Merrill Lynch International Index Fund, June 30, 1999

                     Merrill Lynch International Index Series (continued)

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Hong Kong            CLP Holdings Limited                        27,000    $    131,196
                     Cheung Kong (Holdings) Ltd.                 36,000         320,161
                     Hang Seng Bank Limited                      21,200         237,040
                     Hong Kong Telecom Limited                  123,400         319,689
                     Hutchison Whampoa Limited                   40,000         362,179
                     Sun Hung Kai Properties Ltd.                32,000         291,805
                     ------------------------------------------------------------------
                     Total Investments in Hong Kong
                       (Cost--$1,359,928)--1.1%                               1,662,070

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Ireland              Allied Irish Banks PLC                      23,100         303,537
                     CRH PLC                                     14,000         248,168
                     Greencore Group PLC                         29,000          89,662
                     Jefferson Smurfit Group PLC                 42,000          98,474
                     ------------------------------------------------------------------
                     Total Investments in Ireland
                       (Cost--$612,569)--0.5%                                   739,841

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Italy                Assicurazioni Generali                      35,400       1,225,837
                     Banca Commerciale Italiana                  75,400         550,167
                     Banca Intesa SpA                            33,100         158,966
                     Banca Popolare di Milano (BPM)              13,000         100,350
                     Benetton Group SpA                          95,400         187,790
                     Bulgari SpA                                 13,300          89,370
                     Burgo (Cartiere) SpA                        12,600          80,770
                     ENI SpA                                    287,072       1,713,009
                     Edison SpA                                  23,397         202,549
                     Fiat SpA                                   153,600         485,981
                     Fiat SpA (Preferred)                        51,000          81,732
                     Fiat SpA (RNC)                              42,200          71,978
                     Istituto Nazionale delle
                       Assicurazioni (INA)                      175,600         407,190
                     Italcementi SpA                              9,700         122,961
                     Italgas SpA                                 25,746         107,993
                     Mediaset SpA                                44,649         396,652
                     Mediobanca SpA                              22,300         233,271
                     Montedison SpA                             113,724         185,182
                     Olivetti SpA (a)                           113,726         273,090
                     Olivetti SpA (Rights) (e)                  113,726          15,295
                     Parmalat Finanziaria SpA                    81,000         106,018
                     Pirelli SpA                                 78,100         212,493
                     Riunione Adriatica di Sicurta SpA           16,300         158,245
                     San Paolo-IMI SpA                           61,765         840,246
                     Sirti SpA                                   17,290          83,393
                     Telecom Italia Mobile (TIM) SpA             66,800         245,773
                     Telecom Italia Mobile (TIM) SpA            240,256       1,433,649
                     Telecom Italia SpA                          38,500         208,707
                     Telecom Italia SpA                         139,403       1,448,181
                     Unicredito Italiano SpA                    108,200         475,037
                     Unione Immobiliare SpA                     175,600          77,819
                     ------------------------------------------------------------------
                     Total Investments in Italy
                       (Cost--$7,972,041)--7.8%                              11,979,694

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Japan                The 77 Bank, Ltd.                           12,000         105,141
                     Acom Co., Ltd.                               4,700         405,976
                     Advantest Corporation                        2,800         307,819
                     Ajinomoto Co., Inc.                         25,000         285,171
                     Alps Electric Co., Ltd.                      5,000         117,168
                     Aoyamma Trading Co., Ltd.                    3,700         116,829
                     The Asahi Bank, Ltd.                        78,000         373,946
                     Asahi Breweries Limited                     12,000         149,380
                     Asahi Chemical Industry Co., Ltd.           55,000         305,050
                     Asahi Glass Company, Limited                35,000         227,104
                     Autobacs Seven Co., Ltd.                     1,300          63,184
                     The Bank of Tokyo-Mitsubishi, Ltd.         131,000       1,865,705
                     The Bank of Yokohama, Ltd.                  38,000          97,686
                     Bridgestone Corp.                           25,000         756,323
                     CSK Corporation                              1,300          29,550
                     Canon, Inc.                                 27,000         776,657
                     Casio Computer Co., Ltd.                    10,000          76,046
                     The Chiba Bank, Ltd.                        30,000         110,845
                     Chugai Pharmaceutical Co., Ltd.             18,000         194,016
                     Citizen Watch Co.                           17,000         147,545
                     Cosmo Oil Co., Ltd.                         48,000          88,081
                     Credit Saison Co., Ltd.                      3,800          79,468
                     Dai Nippon Printing Co., Ltd.               22,000         351,876
                     The Daiei, Inc.                             20,000          68,441
                     The Daimaru, Inc.                           22,000         107,654
                     Dainippon Ink and Chemicals, Inc.           36,000         122,599
                     Dainippon Screen Manufacturing Co., Ltd.     5,000          25,831
                     Daiwa House Industry Co., Ltd.              19,000         199,926
                     Daiwa Securities Group Inc.                 41,000         271,119
                     Denso Corporation                           10,000         203,339
                     East Japan Railway Company                     115         617,871
                     Ebara Corporation                           15,000         178,418
                     Eisai Company, Ltd.                         10,000         197,140
                     Fanuc Ltd.                                   7,600         408,332
                     The Fuji Bank, Limited                      94,000         655,778
                     Fuji Photo Film                             15,000         567,862
                     Fujikura Ltd.                                7,000          33,444
                     Fujita Kanko Inc.                            1,000           9,506
                     Fujitsu Limited                             55,000       1,107,001
                     The Gunma Bank Ltd.                         12,000          75,384
                     Hankyu Department Stores, Inc.               2,000          13,275
                     Hirose Electric Co. Ltd.                     1,300         134,964
                     Hitachi Ltd.                               102,000         956,935
                     Honda Motor Co., Ltd.                       29,000       1,229,707
                     Hoya Corporation                             2,000         112,911
                     The Industrial Bank of Japan, Limited       72,000         571,334
                     Isetan Company Ltd.                          7,000          60,349
                     Ito-Yokado Co., Ltd.                        10,000         669,532
                     Itochu Corporation                          53,000         131,865
                     JUSCO Co., Ltd.                             12,000         218,218
                     Japan Airlines Company, Ltd. (JAL)          55,000         181,848
                     Japan Energy Corp.                          72,000          84,510
                     The Joyo Bank, Ltd.                         30,000         116,796
                     Kajima Corporation                          55,000         200,033
                     Kaneka Corporation                          24,000         226,153
                     Kansai Electric Power Company, Inc.         25,900         492,395
                     Kao Corporation                             20,000         562,076
                     Kawasaki Heavy Industries Ltd.              66,000         178,939
                     Kawasaki Steel Corporation                 124,000         231,642
                     Keihin Electric Express Railway Co., Ltd.   50,000         165,317
                     Kinden Corporation                          17,000         183,377
                     Kirin Brewery Company, Ltd.                 39,000         467,433
                     Kokuyo Co., Ltd.                             5,000          80,592
                     Komatsu Ltd.                                36,000         230,021
                     Konami Co., Ltd.                             1,950          80,592
                     Kubota Corporation                          57,000         170,557
                     Kurita Water Industries Ltd.                 2,000          35,874
                     Kyocera Corporation                          6,700         393,205
                     Lion Corporation                            66,000         272,772
                     Marubeni Corporation                        67,000         140,114
                     Marui Co., Ltd.                             12,000         198,380
                     Matsushita Electric Industrial
                       Company, Ltd.                             61,000       1,184,907
                     Minebea Company Ltd.                        10,000         111,589
                     Mitsubishi Chemical Corporation             72,000         249,364
                     Mitsubishi Corporation                      45,000         305,009
                     Mitsubishi Electric Corporation             86,000         330,550
                     Mitsubishi Estate Company, Limited          39,000         380,716
                     Mitsubishi Heavy Industries, Ltd.          118,000         478,906
                     Mitsubishi Logistics Corp.                   3,000          33,749
                     Mitsubishi Materials Corporation            63,000         141,122
                     Mitsubishi Trust & Banking Corp.            33,000         320,780
                     Mitsui & Co., Ltd.                          51,000         355,794
                     Mitsui Fudosan Co., Ltd.                    19,000         153,910
                     Mitsui Marine and Fire Insurance
                       Company, Ltd.                             35,000         172,136
                     Mitsui Mining & Smelting Co., Ltd.          12,000          61,994
                     Mitsui O.S.K. Lines, Ltd.                   53,000         113,903
                     The Mitsui Trust & Banking Co., Ltd.        52,000          82,956
                     Mitsukoshi, Ltd. (a)                        11,000          47,826
                     Murata Manufacturing Co., Ltd.               7,000         460,572
                     Mycal Corporation                           15,000          94,230
                     NEC Corporation                             50,000         622,004
                     NKK Corporation                            155,000         126,839
                     NSK Limited                                 24,000         131,724
                     Namco Ltd.                                   1,300          34,923
                     Nankai Electric Railway Co., Ltd.           50,000         231,857
                     The Nichido Fire & Marine Insurance
                       Co., Ltd.                                 15,000          77,244
                     Nikon Corporation                           10,000         163,663
                     Nippon COMSYS Corporation                    5,000          81,212
                     Nippon Express Co., Ltd.                    53,000         317,614
                     The Nippon Fire & Marine Insurance
                       Co., Ltd.                                 14,000          47,446
                     Nippon Light Metal Co., Ltd.                48,000          71,814
                     Nippon Mitsubishi Oil Corp.                 44,000         185,485
                     Nippon Paper Industries Co. Ltd.            30,000         156,472
                     Nippon Steel Corporation                   230,000         534,221
                     Nippon Telegraph & Telephone
                       Corporation (NTT)                            356       4,149,116
                     Nippon Yusen Kabushiki Kaisha               45,000         173,334
                     Nissan Motor Co., Ltd.                      83,000         396,545
                     Nissin Food Products Co., Ltd.               3,000          73,153
                     The Nomura Securities Co., Ltd.             56,000         655,910
                     Noritake Co., Ltd.                           2,000          10,415
                     Obayashi Corporation                        19,000          95,644
                     Oji Paper Co., Ltd.                         41,000         237,229
                     Omron Corporation                            7,000         121,508
                     Orix Corporation                             2,000         178,542
                     Osaka Gas Co.                               72,000         244,602
                     Pioneer Corporation                          5,000          97,330
                     Rohm Company Ltd.                            3,000         469,912
                     SMC Corporation                              2,000         224,004
                     The Sakura Bank, Ltd.                      122,000         462,870
                     Sankyo Company, Ltd.                        15,000         378,162
                     Sanyo Electric Co., Ltd.                    87,000         353,811
                     Secom Co., Ltd.                              3,000         312,448
                     Sega Enterprises Ltd.                        3,800          50,288
                     Seino Transportation Co., Ltd.              19,000         113,077


                                  Page 12 & 13

                           Merrill Lynch International Index Fund, June 30, 1999

                     Merrill Lynch International Index Series (continued)

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Japan                Sekisui Chemical Co., Ltd.                  16,000    $     92,842
(concluded)          Sekisui House, Ltd.                         24,000         259,084
                     Sharp Corporation                           38,000         449,165
                     Shimano Inc.                                 5,000         118,408
                     Shimizu Corporation                         37,000         144,354
                     Shin-Etsu Chemical Co., Ltd.                12,000         401,719
                     Shiseido Company, Limited                   14,000         209,919
                     The Shizuoka Bank, Ltd.                     20,000         199,372
                     Sony Chemicals Corp.                        23,900       1,357,191
                     Sony Corporation                               300          32,361
                     The Sumitomo Bank, Ltd.                     89,000       1,104,224
                     Sumitomo Chemical Co., Ltd.                 68,000         311,952
                     Sumitomo Corporation                        33,000         241,404
                     Sumitomo Electric Industries                28,000         318,466
                     Sumitomo Heavy Industries, Ltd.             24,000          53,563
                     The Sumitomo Marine & Fire Insurance
                       Co., Ltd.                                 22,000         132,749
                     Sumitomo Metal Industries Ltd.              83,000         103,596
                     Taisho Pharmaceutical Company, Ltd.          8,000         264,507
                     Taiyo Yuden Co., Ltd.                        2,000          32,832
                     Takara Shuzo Co., Ltd.                       2,000          16,317
                     Takashimaya Co., Ltd.                       11,000         105,199
                     Takeda Chemical Industries                  26,000       1,205,654
                     Toho Co., Ltd.                               1,300         190,197
                     Tohoku Electric Power Co., Inc.             19,800         299,831
                     The Tokai Bank Ltd.                         63,000         359,316
                     The Tokio Marine & Fire Insurance
                       Co. Ltd.                                  33,000         358,696
                     Tokyo Broadcasting System, Inc.              5,000          72,326
                     Tokyo Dome Corporation                       3,000          17,408
                     Tokyo Electric Power                        36,100         762,403
                     Tokyo Electron Limited                       3,000         203,587
                     Tokyo Gas Co.                              108,000         266,027
                     Tokyu Corporation                           31,000          78,153
                     Toppan Printing Co., Ltd.                   22,000         245,677
                     Toray Industries, Inc.                      50,000         250,455
                     Tostem Corporation                           8,000         153,744
                     Toto Limited                                10,000          77,286
                     Toyo Seikan Kaisha, Ltd.                     7,000         157,381
                     Toyoda Automatic Loom Works, Ltd.           10,000         169,863
                     Toyota Motor Corporation                   107,000       3,387,419
                     Uny Co., Ltd.                                6,000          90,263
                     Wacoal Corp.                                15,000         152,753
                     The Yamaguchi Bank, Ltd.                     7,000          63,358
                     Yamaha Corporation                           7,000          84,187
                     Yamanouchi Pharmaceutical Co., Ltd.         14,000         535,791
                     Yamato Transport Co., Ltd.                  15,000         261,613
                     Yamazaki Baking Co., Ltd.                   10,000         124,153
                     Yokogawa Electric Corporation               14,000          82,741
                     ------------------------------------------------------------------
                     Total Investments in Japan
                       (Cost--$46,840,600)--34.6%                            52,931,864

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Netherlands          ABN AMRO Holding NV                         14,700         318,146
                     Akzo Nobel NV                                4,200         176,604
                     Elsevier NV                                  8,900         103,189
                     Heineken NV                                  4,950         253,288
                     ING Groep NV                                 9,300         503,190
                     KPN NV                                       6,300         295,421
                     Koninklijke Ahold NV                         6,300         216,859
                     Koninklijke (Royal) Philips Electronics NV   3,496         344,625
                     Royal Dutch Petroleum Company               19,200       1,123,931
                     TNT Post Group NV                            6,300         150,308
                     Unilever NV 'A'                              5,803         390,830
                     Wolters Kluwer NV 'A'                        3,600         143,212
                     ------------------------------------------------------------------
                     Total Investments in the Netherlands
                       (Cost--$3,044,544)--2.6%                               4,019,603

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
New Zealand          Brierley Investments Limited               138,800          38,959
                     Carter Holt Harvey Limited                  89,000         106,524
                     Fletcher Challenge Building                 34,900          50,828
                     Fletcher Challenge Energy                   13,000          35,112
                     Fletcher Challenge Paper                    50,300          37,561
                     Lion Nathan Limited                         24,700          59,127
                     Telecom Corporation of New Zealand
                       Limited                                   86,900         372,780
                     ------------------------------------------------------------------
                     Total Investments in New Zealand
                       (Cost--$846,392)--0.5%                                   700,891

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Norway               Christiania Bank Og Kreditkasse             30,022         108,026
                     Den Norske Bank ASA                         33,476         110,664
                     Dyno ASA                                     4,107          74,151
                     Elkem ASA                                    4,019          71,540
                     Kvaerner ASA                                 1,996          41,113
                     Merkantildata ASA                            5,893          56,944
                     NCL Holdings ASA (a)                        11,553          38,632
                     Norsk Hydro ASA                             11,251         424,863
                     Orkla ASA 'A'                                6,900         107,470
                     Petroleum Geo-Services (a)                   3,700          55,747
                     Storebrand ASA (a)                          15,200         102,428
                     Tomra Systems ASA                            2,133          80,276
                     ------------------------------------------------------------------
                     Total Investments in Norway
                       (Cost--$1,316,024)--0.8%                               1,271,854

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Portugal             Banco Comercial Portugues, SA (BCP)
                       (Registered Shares)                        6,500         168,343
                     Banco Espirito Santo, SA
                       (Registered Shares)                        4,950         115,089
                     Cimpor-Cimentos de Portugal, SGPS, SA        3,750          96,619
                     EDP--Electricidade de Portugal, SA          13,200         237,524
                     Jeronimo Martins SGPS, SA                    2,400          79,224
                     Portugal Telecom, SA (Registered Shares)     6,000         243,943
                     Portugal Telecom, SA (Rights) (f)            6,000              62
                     ------------------------------------------------------------------
                     Total Investments in Portugal
                       (Cost--$1,104,809)--0.6%                                 940,804

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Singapore            City Developments Limited                   16,900         108,263
                     Creative Technology Limited                  1,600          20,876
                     DBS Land Limited                            91,300         182,439
                     Keppel Corporation Ltd.                     93,000         317,014
                     Oversea-Chinese Banking Corporation Ltd.
                       'Foreign'                                 51,600         430,632
                     Singapore Airlines Ltd. 'Foreign'           26,200         249,450
                     Singapore Telecommunications, Ltd.         126,000         216,233
                     United Overseas Bank Ltd. 'Foreign'         33,000         230,796
                     ------------------------------------------------------------------
                     Total Investments in Singapore
                       (Cost--$1,096,990)--1.1%                               1,755,703

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Spain                Acerinox, SA                                 2,500          73,044
                     Argentina, Caja Postal y Banco
                       Hipotecario de Espana, SA                 13,200         300,511
                     Autopistas, Concesionari Espanola, SA        9,800         114,634
                     Autopistas, Concesionari Espanola, SA
                       (Rights) (g)                               9,800           5,656
                     Banco Bilbao Vizcaya, SA                    48,900         706,053
                     Banco Santander Central Hispano, SA         78,560         817,736
                     Corporacion Financiera Alba, SA                700         113,263
                     Endesa, SA                                  25,300         539,214
                     Fomento de Construcciones y Contratas, SA    2,400         137,276
                     Gas Natural SDG, SA 'E'                      4,000         290,629
                     Iberdrola, SA                               22,800         347,061
                     Repsol, SA                                  25,200         514,228
                     Tabacalera, SA 'A'                           6,000         121,199
                     Telefonica, SA (a)                          23,600       1,136,088
                     Union Electrica Fenosa, SA                   9,700         126,760
                     ------------------------------------------------------------------
                     Total Investments in Spain
                       (Cost--$3,352,028)--3.5%                               5,343,352

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Sweden               ABB AB 'A'                                  10,700         142,625
                     Drott AB 'B'                                 2,700          21,976
                     Electrolux AB 'B'                            5,700         119,682
                     Hennes & Mauritz AB 'B'                     10,400         257,623
                     Skandia Forsakrings AB                       7,400         138,791
                     Skandinaviska Enskilda Banken (SEB) 'A'      8,400          98,095
                     Skanska AB 'B'                               2,700         102,076
                     Svenska Cellulosa AB (SCA) 'B'               4,800         124,565
                     Svenska Handelsbanken AB                    10,200         122,725
                     Telefonaktiebolaget LM Ericsson 'B'         20,900         671,808
                     Volvo AB 'B'                                 5,200         151,200
                     ------------------------------------------------------------------
                     Total Investments in Sweden
                       (Cost--$1,214,714)--1.3%                               1,951,166

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
Switzerland          ABB AG (Bearer)                                 74         109,616
                     Credit Suisse Group (Registered Shares)      1,320         228,686
                     Nestle SA (Registered Shares)                  235         423,929
                     Novartis AG (Registered Shares)                360         526,309
                     Roche Holding AG                                40         411,670
                     Schweizerische Rueckversicherungs-
                       Gesellschaft (Registered Shares)              83         158,228
                     Swisscom AG (Registered Shares)                400         150,705
                     UBS AG (Registered Shares)                   1,044         311,983
                     Zurich Allied AG                               258         146,887
                     ------------------------------------------------------------------
                     Total Investments in Switzerland
                       (Cost--$1,951,888)--1.6%                               2,468,013
=======================================================================================


                                  Page 14 & 15

                           Merrill Lynch International Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

                     Merrill Lynch International Index Series (concluded)

                                                                 Shares        Value
COUNTRY              Investments                                  Held       (Note 1a)
=======================================================================================
United Kingdom       Abbey National PLC                          14,300    $    268,311
                     Allied Zurich PLC                           16,150         202,906
                     AstraZeneca Group PLC                       19,032         735,783
                     BG PLC                                      41,700         254,565
                     BP Amoco PLC                                53,100         951,143
                     Barclays PLC                                14,700         427,504
                     Bass PLC                                    11,996         173,961
                     Boots Company PLC                           13,700         162,628
                     British Aerospace PLC                       18,700         121,301
                     British Airways PLC                         15,200         104,824
                     British American Tobacco PLC                16,150         151,766
                     British Sky Broadcasting Group PLC
                       ("BSkyB")                                 20,200         187,279
                     British Telecommunications PLC              61,600       1,031,585
                     Burmah Castrol PLC                          10,416         197,569
                     Cable & Wireless PLC                        25,900         329,891
                     Cadbury Schweppes PLC                       31,400         199,849
                     Carlton Communications PLC                  20,200         167,389
                     Diageo PLC                                  25,837         269,661
                     EMI Group PLC                               15,300         122,687
                     General Electric Company PLC                34,100         347,576
                     Glaxo Wellcome PLC                          33,000         916,552
                     Granada Group PLC                           11,800         218,801
                     The Great Universal Stores PLC              13,400         148,406
                     HSBC Holdings PLC                           17,000         601,519
                     HSBC Holdings PLC                            8,700         307,973
                     Imperial Chemical Industries PLC            10,400         102,729
                     Invensys PLC                                22,901         108,325
                     J Sainsbury PLC                             22,200         139,896
                     Kingfisher PLC                              19,000         218,508
                     Lloyds TSB Group PLC                        49,400         669,293
                     Marks & Spencer PLC                         30,600         176,921
                     National Grid Group PLC                     24,825         172,668
                     National Power PLC                          15,200         110,631
                     Pearson PLC                                  9,100         184,793
                     The Peninsular and Oriental Steam
                       Navigation Company                        13,900         208,579
                     Prudential Corporation PLC                  20,400         300,170
                     Railtrack Group PLC                          7,900         161,420
                     Rank Group PLC                              22,900          91,003
                     Reed International PLC                      15,000         100,018
                     Reuters Group PLC                           19,406         255,125
                     Rio Tinto PLC (Registered Shares)           13,300         222,833
                     Royal Bank of Scotland Group PLC            10,500         213,719
                     Royal & Sun Alliance Insurance Group PLC    16,454         147,494
                     Scottish & Newcastle PLC                    13,500         140,474
                     Scottish Power PLC                          18,100         156,261
                     SmithKline Beecham PLC                      52,000         675,437
                     Tesco PLC                                   75,616         194,472
                     Unilever PLC                                30,267         269,168
                     Vodafone Group PLC                          33,000         649,853
                     ------------------------------------------------------------------
                     Total Investments in the United Kingdom
                       (Cost--$11,299,534)--9.3%                             14,271,219
=======================================================================================
                     Total Investments (Cost--$117,723,440)
                       --95.9%                                              146,749,482
=======================================================================================

SHORT-TERM          Face
SECURITIES          Amount                    Issue
=======================================================================================
Commercial        $6,531,000      General Motors Acceptance Corp.,
Paper*                            5.63% due 7/01/1999                         6,531,000
                  ---------------------------------------------------------------------
                                  Total Investments in Commercial Paper
                                  (Cost--$6,531,000)--4.3%                    6,531,000
=======================================================================================
US Government &      200,000      Federal Home Loan Mortgage Corporation,
Agency                            4.87% due 8/26/1999 (b)                       198,420
Obligations*         100,000      Federal National Mortgage Association,
                                  4.69% due 7/07/1999 (b)                        99,915
                     200,000      US Treasury Bills, 4.46% due 7/29/1999 (b)    199,366
                  ---------------------------------------------------------------------
                                  Total Investments in US Government &
                                  Agency Obligations (Cost--$497,713)--0.3%     497,701
=======================================================================================
                                  Total Investments in Short-Term Securities
                                  (Cost--$7,028,713)--4.6%                    7,028,701
=======================================================================================
                  Total Investments (Cost--$124,752,153)--100.5%            153,778,183
                  Unrealized Depreciation on Forward Foreign Exchange
                  Contracts--Net**--0.0%                                         (3,470)
                  Variation Margin on Financial Futures Contracts***--0.0%      (58,195)
                  Liabilities in Excess of Other Assets--(0.5%)                (672,643)
                                                                           ------------
                  Net Assets--100.0%                                       $153,043,875
                                                                           ============
=======================================================================================

            (a)   Non-income producing security.
            (b) Security held as collateral in connection with open financial futures contracts.
            (c)   The rights may be exercised until July 9, 1999.
            (d)   The rights may be exercised until September 21, 1999.
            (e)   The rights may be exercised until July 9, 1999.
            (f)   The rights may be exercised until July 2, 1999.
            (g)   The rights may be exercised until July 12, 1999.
            * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
            ** Forward foreign exchange contracts as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                Unrealized
Foreign                                                       Appreciation
Currency                             Expiration               (Depreciation)
Purchased                               Date                     (Note 1b)
--------------------------------------------------------------------------------
A$            1,605,000              July 1999                    $(1,300)
(euro)        1,530,000              July 1999                     (2,410)
HK$           9,750,000              July 1999                        149
(pound)         190,000              July 1999                        244
(yen)        20,000,000              July 1999                       (153)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net
(US$ Commitment--$4,364,874)                                      $(3,470)
                                                                  =======
--------------------------------------------------------------------------------

            *** Financial futures contracts purchased as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
Number of                                     Expiration            Value
Contracts        Issue       Exchange            Date         (Notes 1a & 1b)
--------------------------------------------------------------------------------
   16          Hang Seng       HKFE           July 1999          $1,397,159
    8            CAC           MATIF          July 1999             374,685
   11            DTB           DAX         September 1999         1,527,182
    3           FTSE           LIFFE       September 1999           299,995
    2           MIB 30         MSE         September 1999           360,638
    8         Nikkei 300       OSAKA       September 1999           183,237
   22      All Ordinaries      SFE         September 1999         1,083,762
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$5,251,680)                               $5,226,658
                                                                 ==========
--------------------------------------------------------------------------------

                  See Notes to Financial Statements.


                                  Page 16 & 17

                           Merrill Lynch International Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES           As of June 30, 1999
====================================================================================================================================
Assets:                Investments, at value (identified cost--$124,752,153) (Note 1a)...........                       $153,778,183
                       Foreign cash (Note 1c)....................................................                            930,309
                       Receivables:
                         Contributions...........................................................  $    748,832
                         Dividends...............................................................       521,785
                         Forward foreign exchange contracts (Note 1b)............................        24,491
                         Interest................................................................            22            1,295,130
                                                                                                   ------------
                       Deferred organization expenses (Note 1f)..................................                              8,536
                       Other assets..............................................................                              1,174
                                                                                                                        ------------
                       Total assets..............................................................                        156,013,332
                                                                                                                        ------------
====================================================================================================================================
Liabilities:           Unrealized depreciation on forward foreign exchange contracts (Note 1b)...                              3,470
                       Payables:
                          Withdrawals............................................................     2,580,771
                          Securities purchased...................................................       212,719
                          Variation margin (Note 1b).............................................        58,195
                          Forward foreign exchange contracts (Note 1b)...........................        30,264
                          Investment adviser (Note 2)............................................        15,023            2,896,972
                                                                                                   ------------
                       Accrued expenses and other liabilities....................................                             69,015
                                                                                                                        ------------
                       Total liabilities ........................................................                          2,969,457
                                                                                                                        ------------
====================================================================================================================================
Net Assets:            Net assets................................................................                       $153,043,875
                                                                                                                        ============
====================================================================================================================================
Net Assets             Partners' capital.........................................................                       $124,049,998
Consist of:            Unrealized appreciation on investments and foreign currency
                         transactions--net.......................................................                         28,993,877
                                                                                                                        ------------
                       Net assets................................................................                       $153,043,875
                                                                                                                        ============
====================================================================================================================================

                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES           For the Six Months Ended June 30, 1999
====================================================================================================================================
Investment Income      Dividends (net of $226,734 foreign withholding tax).......................                       $  1,563,584
   (Notes 1d & 1e):    Interest and discount earned..............................................                             93,513
                                                                                                                        ------------
                       Total income..............................................................                          1,657,097
                                                                                                                        ------------
====================================================================================================================================
Expenses:              Investment advisory fees (Note 2).........................................  $     82,890
                       Custodian fees............................................................        56,646
                       Professional fees.........................................................        25,833
                       Accounting services (Note 2)..............................................        17,158
                       Amortization of organization expenses (Note 1f)...........................         1,444
                       Trustees' fees and expenses...............................................           558
                       Other.....................................................................         1,366
                                                                                                   ------------
                       Total expenses before reimbursement.......................................       185,895
                       Reimbursement of expenses (Note 2)........................................        (3,466)
                       Total expenses............................................................                            182,429
                                                                                                                        ------------
                       Investment income--net....................................................                          1,474,668
                                                                                                                        ------------
====================================================================================================================================
Realized &             Realized gain (loss) from:
Unrealized Gain          Investments--net........................................................     1,477,071
(Loss) on                Foreign currency transactions--net......................................      (630,670)             846,401
Investments &                                                                                      ------------
Foreign Currency       Change in unrealized appreciation/depreciation on:
Transactions--Net        Investments--net........................................................    6,676,234
(Notes 1b, 1c,           Foreign currency transactions--net......................................      (35,800)            6,640,434
 1e & 3):                                                                                          ------------         ------------
                       Net realized and unrealized gain on investments and
                         foreign currency transactions...........................................                          7,486,835
                                                                                                                        ------------
                       Net Increase in Net Assets Resulting from Operations......................                       $  8,961,503
                                                                                                                        ============
====================================================================================================================================

                  See Notes to Financial Statements.


                                  Page 18 & 19

                           Merrill Lynch International Index Fund, June 30, 1999

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                      For the Six          For the
INTERNATIONAL                                                                                      Months Ended        Year Ended
INDEX SERIES           Increase (Decrease) in Net Assets:                                         June 30, 1999       Dec. 31, 1998
====================================================================================================================================
Operations:            Investment income--net....................................................  $  1,474,668        $  2,151,038
                       Realized gain on investments and foreign currency transactions--net.......       846,401          11,405,413
                       Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions--net .....................................     6,640,434          21,936,836
                                                                                                   ------------        ------------
                       Net increase in net assets resulting from operations......................     8,961,503          35,493,287
                                                                                                   ------------        ------------
====================================================================================================================================
Net Capital            Decrease in net assets derived from net capital contributions.............    (7,437,863)        (27,390,852)
Contributions:                                                                                     ------------        ------------
====================================================================================================================================
Net Assets:            Total increase in net assets..............................................     1,523,640           8,102,435
                       Beginning of period.......................................................   151,520,235         143,417,800
                                                                                                   ------------        ------------
                       End of period.............................................................  $153,043,875        $151,520,235
                                                                                                   ============        ============
====================================================================================================================================

                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                       For the Six      For the       For the Period
INTERNATIONAL          The following ratios have been derived from                  Months Ended    Year Ended    April 9, 1997+ to
INDEX SERIES           information provided in the financial statements.           June 30, 1999   Dec. 31, 1998   Dec. 31, 1997
====================================================================================================================================
Ratios to Average      Expenses, net of reimbursement...........................            .24%*           .26%             .33%*
Net Assets:                                                                        ============    ============     ============
                       Expenses.................................................            .25%*           .33%             .36%*
                                                                                   ============    ============     ============
                       Investment income--net...................................           1.96%*          1.66%            1.99%*
                                                                                   ============    ============     ============
====================================================================================================================================
Supplemental           Net assets, end of period (in thousands).................   $    153,044    $    151,520     $    143,418
Data:                                                                              ============    ============     ============
                       Portfolio turnover.......................................           3.17%          34.63%           14.79%
                                                                                   ============    ============     ============
====================================================================================================================================

                   + Commencement of operations.
                   * Annualized.

                   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract


                                  Page 20 & 21

                           Merrill Lynch International Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES

is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing trans action), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (includ ing amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets. For the six months ended June 30, 1999, MLAM earned fees of $82,890, of which $3,466 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999 were $4,624,953 and $12,572,661, respectively.

Net realized gains (losses) for the six months ended June 30, 1999 and net unrealized gains (losses) as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                               Realized           Unrealized
                                            Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term ..........................       $    799,657        $ 29,026,042
  Short-term .........................                 --                 (12)
  Financial futures contracts ........            677,414             (25,022)
                                             ------------        ------------
Total investments ....................          1,477,071          29,001,008
                                             ------------        ------------
Currency transactions:
  Foreign currency transactions ......           (395,415)             (3,661)
  Forward foreign exchange
  contracts ..........................           (235,255)             (3,470)
                                             ------------        ------------
Total currency transactions ..........           (630,670)             (7,131)
                                             ------------        ------------
Total ................................       $    846,401        $ 28,993,877
                                             ============        ============
--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $29,026,030, of which $33,847,445 related to appreciated securities and $4,821,415 related to depreciated securities. At June 30, 1999, the aggregate cost of investments for Federal income tax purposes was $124,752,153.


                                  Page 22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 2--6/99

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